Trade and other receivables - Summary of current assets - trade and other receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Disclosure of financial assets [line items]
Current assets		$ 1
GBM Agile deposit	$ 3,756	3,753
Trade and other receivables	3,897	3,899
BAS receivables [member]
Disclosure of financial assets [line items]
Other receivables	133	104
Deposits held [member]
Disclosure of financial assets [line items]
Other receivables	$ 8	$ 41